CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Cash Provided by (Used in) Operating Activities [Abstract]
Consolidated Net loss	$ (5,022)	$ (14,588)	$ (9,344)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	15	16	15
Amortization of intangible assets	759
Exchange rate differences on cash, cash equivalents and restricted cash	2	(6)	(2)
Share-based compensation to employees and directors	447	310	804
Net change in operating lease asset and liability	12	(10)	(9)
Warrant issuance costs	0	0	368
Interest income	(16)	0	85
Change in warrant liability valuation	0	0	(1,726)
Loss from inducement offer letter agreement	0	0	1,502
Changes in operating assets and liabilities, net of effects of businesses acquired:
Prepaid expenses and other current assets	(22)	1,605	330
Trade payables	(243)	76	12
Employees, related liabilities and accrued expenses	113	(24)	1,286
Net cash used in operating activities	(3,955)	(12,621)	(6,679)
Cash flows from investing activities
Purchase of property and equipment	(2)	(13)	(9)
Cash acquired through business combination	20
Proceeds from short term deposits		0	7,000
Purchase of short-term deposit	(1,000)	0	(1,000)
Net cash provided by (used in) investing activities	(982)	(13)	5,991
Cash flows from financing activities
Proceeds from issuance of shares, warrants and prefunded warrants	8	4,000	1,703
Proceeds from exercise of warrants	0	3,165	2,511
Proceeds from exercise and issuance of warrants	0	1,583	1,334
Proceeds from issuance of Ordinary shares At-the market offering	4,000	1,350	0
Issuance costs	(190)	(1,235)	(932)
Net cash provided by financing activities	3,818	8,863	4,616
Effect of Exchange rate changes on cash, cash equivalents and restricted cash	(2)	6	2
Change in cash, cash equivalents and restricted cash	(1,121)	(3,765)	3,930
Cash, cash equivalents and restricted cash at the beginning of the year	4,271	8,036	4,106
Cash, cash equivalents and restricted cash at the end of the year	3,150	4,271	8,036
Supplemental cash flow information:
Cash and cash equivalents	3,125	4,261	8,026
Restricted cash	25	10	10
Total cash, cash equivalents, and restricted cash	3,150	4,271	8,036
Acquisition of right-of-use assets by means of lease liabilities	49	0	113
Acquisition of technology in exchange for equity instruments	$ 7,292	$ 0	$ 0